CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 1,305,281	$ 2,308,916
Investment in trading securities, at fair value (cost of $779,097 (December 31, 2012 - $766,331)	141,030	260,434
Receivables and other assets	270,884	123,172
Total current assets	1,717,195	2,692,522
Restricted cash	221,322	220,961
Equipment	820,813	1,065,472
Mineral properties	857,422	857,422
TOTAL ASSETS	3,616,752	4,836,377
Current
Accounts payable and accrued liabilities	310,912	404,507
Warrant liability	992	339,589
Total current liabilities	311,904	744,096
Asset retirement obligation	203,395	187,395
Total liabilities	515,299	931,491
Stockholders' equity
Capital stock Authorized - 250,000,000 common shares with a par value of $0.001 Issued and outstanding 46,263,917 common shares (December 31, 2012 - 46,539,917 common shares)	46,264	46,540
Additional paid in capital	31,018,184	31,070,399
Deficit	(1,427,764)	(1,427,764)
Deficit accumulated during the exploration stage	(25,553,473)	(24,811,380)
Total Xtra-Gold Resources Corp. stockholders' equity	4,083,211	4,877,795
Non-controlling interest	(981,758)	(972,909)
Total stockholders' equity	3,101,453	3,904,886
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,616,752	$ 4,836,377